Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 107,765	$ 97,750
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	61,057	45,751
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 76,321	$ 57,189
Total capital (to risk weighted assets), Ratio	14.12%	17.09%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	$ 101,302	$ 90,681
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	45,793	34,313
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 61,057	$ 45,751
Tier 1 capital (to risk weighted assets), Ratio	13.27%	15.86%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), amount	$ 101,302	$ 90,681
Common Equity Tier 1 capital (to risk-weighted assets), for Capital Adequacy Purposes, amount	34,344	25,735
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision, amount	$ 49,609	$ 37,173
Common Equity Tier 1 capital (to risk-weighted assets), Ratio	13.27%	15.86%
Common Equity Tier 1 capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision	6.50%	6.50%
Tier 1 capital (to average assets), Amount	$ 101,302	$ 90,681
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	44,251	29,252
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 55,314	$ 36,565
Tier 1 capital (to average assets), Ratio	9.16%	12.40%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Risk weight assigned to exposures	150.00%
Capital conservation buffer	2.50%